Eaton Vance

New Jersey Municipal Income Fund

October 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 94.5%

Security	Principal Amount (000’s omitted)	Value
Education — 2.4%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$1,994,644
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/42	1,000	1,232,050
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Green Bonds, 5.00%, 7/1/45	1,000	1,152,250

		$4,378,944

Escrowed/Prerefunded — 1.3%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	$2,250	$2,409,277

		$2,409,277

General Obligations — 23.9%
Bergen County Improvement Authority, 5.00%, 8/1/42	$1,250	$1,615,175
Bergen County, 3.00%, 7/15/29	2,000	2,254,780
Burlington County Bridge Commission, 5.00%, 8/1/27	400	510,344
Burlington County Bridge Commission, 5.00%, 8/1/30	500	640,015
Burlington County Bridge Commission, 5.00%, 8/1/31	410	522,008
Burlington County Bridge Commission, 5.00%, 8/1/32	250	316,447
Burlington County Bridge Commission, 5.00%, 10/1/36	1,000	1,221,770
Chester Township, 2.00%, 10/1/28	1,385	1,478,100
Chester Township, 2.00%, 10/1/29	1,415	1,491,509
Chester Township, 2.00%, 10/1/30	495	515,988
East Brunswick Board of Education, 4.00%, 8/1/34	1,200	1,446,864
East Brunswick, 2.00%, 7/15/29	1,665	1,730,035
East Brunswick, 2.00%, 7/15/30	2,925	3,018,132
Essex County, 2.00%, 9/1/31	2,820	2,904,854
Essex County, 2.00%, 9/1/32	2,935	3,001,830
Gloucester County Improvement Authority, 4.00%, 4/1/35	2,000	2,259,580
Gloucester County Improvement Authority, 4.00%, 5/15/35	300	354,828
Jersey City, 5.00%, 11/1/33	800	982,376
Monmouth County Improvement Authority, 4.00%, 12/1/35	650	781,846
Monmouth County Improvement Authority, 4.00%, 12/1/36	750	897,600
Monmouth County Improvement Authority, 4.00%, 12/1/37	700	834,897
Monmouth County Improvement Authority, 4.00%, 12/1/38	450	534,951
Passaic County Improvement Authority, 3.00%, 8/15/35	125	136,929
Passaic County Improvement Authority, 3.00%, 8/15/36	110	119,824
Passaic County Improvement Authority, 3.00%, 8/15/38	150	162,154
Passaic County Improvement Authority, 4.00%, 8/15/32	185	228,751

Security	Principal Amount (000’s omitted)	Value
Passaic County Improvement Authority, 4.00%, 8/15/33	$110	$134,881
Passaic County Improvement Authority, 4.00%, 8/15/34	100	121,613
Passaic County Improvement Authority, 5.00%, 8/15/29	625	832,381
Piscataway Township, 2.00%, 10/15/37	1,600	1,549,488
Piscataway Township, 2.00%, 10/15/38	1,500	1,432,590
Piscataway Township, 3.00%, 10/15/30	1,750	2,023,577
Ridgewood, 3.00%, 8/1/31	1,745	2,023,397
Ridgewood, 3.00%, 8/1/32	1,390	1,595,776
Somerset County Improvement Authority, 2.00%, 9/1/37	600	587,418
Somerset County Improvement Authority, 4.00%, 9/1/31	220	277,649
Somerset County Improvement Authority, 4.00%, 9/1/32	315	394,276
Somerset County Improvement Authority, 4.00%, 9/1/33	300	373,011
Union County, 2.00%, 3/1/31	1,500	1,552,560

		$42,860,204

Hospital — 14.5%
Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$750	$817,207
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	1,100	1,179,288
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	175,508
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/36	215	257,497
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,115	1,331,165
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,225,365
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	400	450,248
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,296,857
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	2,355	2,815,402
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/33	300	355,761
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.00%, 7/1/32	1,100	1,118,172
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 3.125%, 7/1/33	835	850,999
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/34	1,165	1,251,583
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 4.00%, 7/1/48	3,000	3,130,530
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,190,410
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	591,575
New Jersey Health Care Facilities Financing Authority, (Valley Health System Obligated Group), 4.00%, 7/1/39	5,230	5,921,667

		$25,959,234

Security	Principal Amount (000’s omitted)	Value
Housing — 1.7%
New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 3.80%, 10/1/32	$2,820	$3,091,538

		$3,091,538

Industrial Development Revenue — 4.8%
New Jersey Economic Development Authority, (Middlesex Water Co.), (AMT), 5.00%, 8/1/59	$3,000	$3,604,650
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), 3.375%, 4/1/38	3,000	3,108,750
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	1,850	1,945,608

		$8,659,008

Insured – Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,094,761

		$4,094,761

Insured – Escrowed/Prerefunded — 0.3%
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), Escrowed to Maturity, 5.25%, 7/1/26	$380	$480,138

		$480,138

Insured – General Obligations — 6.1%
Atlantic City, (AGM), 4.00%, 3/1/42	$250	$274,383
Atlantic City, (AGM), 5.00%, 3/1/37	1,500	1,774,305
Bayonne, (AGM), 5.00%, 8/1/25	615	744,562
Bayonne, (AGM), 5.00%, 8/1/26	865	1,042,264
East Orange, (AGM), 5.00%, 10/15/29	130	172,870
East Orange, (AGM), 5.00%, 10/15/30	175	230,258
East Orange, (AGM), 5.00%, 10/15/31	400	521,920
Irvington Township, (AGM), 0.00%, 7/15/23	3,775	3,686,287
Lakewood Township, (BAM), 4.00%, 11/1/26	250	295,025
Lakewood Township, (BAM), 4.00%, 11/1/27	120	143,279
Paterson, (BAM), 5.00%, 1/15/26	1,305	1,415,625
Trenton, (BAM), 5.00%, 12/1/26	500	601,805

		$10,902,583

Insured – Special Tax Revenue — 9.1%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,000	$5,734,140
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	1,620	1,879,411
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	6,500	6,037,005
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,900	2,626,617

		$16,277,173

Insured – Transportation — 1.6%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,250,453
South Jersey Transportation Authority, (AGM), 5.00%, 11/1/33	500	626,730

		$2,877,183

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 2.4%
Mercer County Improvement Authority, 4.00%, 4/1/32	$1,500	$1,820,265
Mercer County Improvement Authority, 5.00%, 4/1/34	1,000	1,300,180
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	1,000	1,193,010

		$4,313,455

Senior Living/Life Care — 2.2%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	$1,250	$1,329,325
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,535,554

		$3,864,879

Student Loan — 4.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.196%, (3 mo. USD LIBOR + 0.95%), 6/1/36(1)	$2,420	$2,419,492
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	1,840	1,883,350
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/34	950	1,009,613
New Jersey Higher Education Student Assistance Authority, (AMT), 3.35%, 12/1/29	2,035	2,118,048

		$7,430,503

Transportation — 17.8%
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/39	$1,000	$1,138,110
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	2,000	2,265,100
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/33	1,000	1,250,120
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	2,270	2,805,379
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/36	1,250	1,532,537
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/37	1,500	1,650,555
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	300,897
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/38	375	392,846
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	375	391,639
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/38	3,220	3,642,367
New Jersey Turnpike Authority, 5.00%, 1/1/31	375	442,924
New Jersey Turnpike Authority, 5.00%, 1/1/34	325	386,139
New Jersey Turnpike Authority, 5.00%, 1/1/37	1,420	1,707,110
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,150,880
New Jersey Turnpike Authority, 5.00%, 1/1/48	1,000	1,196,800
Newark Housing Authority, (Newark Marine Terminal), 4.00%, 1/1/37	1,500	1,645,965
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,305	2,665,456

Security	Principal Amount (000’s omitted)	Value
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	$2,530	$2,964,705
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/15/36	1,160	1,356,771
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,115,310

		$32,001,610

Total Tax-Exempt Municipal Securities — 94.5% (identified cost $158,936,513)		$169,600,490

Taxable Municipal Securities — 4.0%

Security	Principal Amount (000’s omitted)	Value
General Obligations — 1.3%
Atlantic City, 7.50%, 3/1/40	$445	$643,635
Monroe Township Board of Education, 2.729%, 8/1/33	700	748,951
Monroe Township Board of Education, 2.849%, 8/1/35	1,000	1,068,720

		$2,461,306

Transportation — 2.7%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(2)	$4,250	$4,807,047

		$4,807,047

Total Taxable Municipal Securities — 4.0% (identified cost $6,747,596)		$7,268,353

Total Investments — 98.5% (identified cost $165,684,109)		$176,868,843

Other Assets, Less Liabilities — 1.5%		$2,638,409

Net Assets — 100.0%		$179,507,252

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2020, 19.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 9.6% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(2)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$169,600,490	$—	$169,600,490
Taxable Municipal Securities	—	7,268,353	—	7,268,353
Total Investments	$—	$176,868,843	$—	$176,868,843

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.